Financial Instruments (Derivatives Not Designated As Hedges) (Details) - USD ($) $ in Millions	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	$ 45	$ (4)
Foreign Exchange Forward Contracts [Member] | Cost Of Products Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	2	3
Foreign Exchange Forward Contracts [Member] | Other Expenses/Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	(3)	(12)
Currency Swap [Member] | Other Expenses/Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	58	7
Commodity Derivative Contracts [Member] | Cost Of Products Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	(19)	(4)
Deferred Compensation Derivative Contracts [Member] | General and Administrative Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	$ 7	$ 2